Retirement Benefits (Summary Of Target Assets Allocation) (Detail)	12 Months Ended
Dec. 31, 2012
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Equity - minimum	60.00%
Percentage of target assets allocation, Equity - maximum	70.00%
U.S. Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Equity - minimum	18.00%
Percentage of target assets allocation, Equity - maximum	33.00%
International Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Equity - minimum	14.00%
Percentage of target assets allocation, Equity - maximum	24.00%
Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Equity - minimum	5.00%
Percentage of target assets allocation, Equity - maximum	11.00%
Alternative Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Equity - minimum	0.00%
Percentage of target assets allocation, Equity - maximum	18.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Debt - minimum	30.00%
Percentage of target assets allocation, Debt - maximum	40.00%
U.S. Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Debt - minimum	30.00%
Percentage of target assets allocation, Debt - maximum	40.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Other - minimum	0.00%
Percentage of target assets allocation, Other - maximum	5.00%
Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of target assets allocation, Other - minimum	0.00%
Percentage of target assets allocation, Other - maximum	5.00%